COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Operating Lease [Member] | MG Cleaners Llc [Member]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Future maturities of required payments under capital and operating leases as of December 31, 2016 are as follows:

Operating Leases
2017	$24,000
2018	36,000
2019	36,000
2020	19,500
2021	-

Totals	$115,500

Future maturities of required payments under capital and operating leases as of December 31, 2016 are as follows:

Operating Leases
2017	$24,000
2018	36,000
2019	36,000
2020	19,500
2021	-

Totals	$115,500